SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		4 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Dec. 31, 2020 USD ($)	Mar. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Cash provided by (used in) operating activities					$ 457,142	$ (1,236,265)
Net income (loss)					1,963,469	(3,647,353)
Working capital					3,351,962
Goodwill, Impairment Loss						5,594,692
Contract with Customer, Liability, Current			$ 580,151		382,518	580,151
Contract with Customer, Liability					580,151
Sales and distribution expenses					89,416	23,191
[custom:ValueAddedTax]	13.00%	17.00%		16.00%
Statutory reserves					$ 636,898
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage					10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage					10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage					10.00%
Minimum [Member]
Product Information [Line Items]
[custom:StatutoryReservePercentage]					10.00%
Maximum [Member]
Product Information [Line Items]
[custom:StatutoryReservePercentage]					50.00%
Maximum [Member] | China Deposit Insurance System [Member]
Product Information [Line Items]
Cash, FDIC Insured Amount | ¥								¥ 500,000
VAT Small Taxpayers [Member]
Product Information [Line Items]
[custom:ValueAddedTax]			1.00%			3.00%	3.00%